Subsequent Events (Details) $ / shares in Units, $ in Millions				1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 02, 2021 $ / shares	Jul. 07, 2021 USD ($) item	Jul. 01, 2021 USD ($) item	Aug. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Subsequent event
Subsequent Event [Line Items]
TEU of each of the six acquired vessels | item		5,500
Gross purchase price of vessels | $		$ 260.0
Dividend common stock per share declared | $ / shares	$ 0.50
Gemini
Subsequent Event [Line Items]
Ownership (as a percent)				49.00%	49.00%	49.00%
Gemini | Subsequent event
Subsequent Event [Line Items]
Ownership (as a percent)			51.00%
Payments to acquire the remaining equity interest | $			$ 86.7
Number of vessels acquired | item			5